DEBT AND CAPITAL LEASE OBLIGATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT AND CAPITAL LEASE OBLIGATIONS

 DEBT AND CAPITAL LEASE OBLIGATIONS

We summarize below the significant changes to our debt and capital lease obligations from those reported in our 2014 Annual Report on Form 10-K.

CAPITAL LEASE OBLIGATIONS

Springerville Unit 1 Capital Lease Purchase

In January 2015, TEP purchased leased interests comprising 24.8% of Springerville Unit 1, representing 96 MW of capacity, for an aggregate purchase price of $46 million, the appraised value. With the completion of the lease option purchase, TEP owns 49.5% of Springerville Unit 1, or 192 MW of capacity. Furthermore, TEP is obligated to operate the unit for the Third-Party Owners under an existing facility support agreement. The Third-Party Owners are obligated to compensate TEP for their pro rata share of expenses. See Note 5.

Springerville Coal Handling Facilities Lease Purchase Commitment

In April 2015, upon the expiration of the lease term, TEP purchased an 86.7% undivided ownership interest in the Springerville Coal Handling Facilities at the fixed purchase price of $120 million, bringing its total ownership of the assets to 100%. With the completion of this purchase, Salt River Project Agricultural Improvement and Power District (SRP) is obligated to purchase a portion of the Springerville Coal Handling Facilities from TEP for approximately $24 million, and Tri-State Generation and Transmission Association, Inc. (Tri-State) is obligated to either: 1) buy a portion of the facilities for approximately $24 million or 2) continue to make payments to TEP for the use of the facilities. TEP expects SRP to complete its purchase commitment in the second quarter 2015. Tri-State has until April 2016 to elect an option. At March 31, 2015, no amounts have been recorded on TEP’s balance sheet for commitments from either SRP or Tri-State.

UNSECURED BOND ISSUANCES AND REDEMPTIONS

In January 2015, amounts borrowed under the 2014 Credit Agreement term loan portion were used to purchase $130 million aggregate principal amount of unsecured Industrial Development Revenue Bonds (IDRBs) issued in June 2008 by the Industrial Development Authority of Pima County for the benefit of TEP. These multi-modal bonds currently bear interest at a fixed rate of 5.75% and mature in September 2029. TEP did not cancel the purchased bonds and had not remarketed them as of March 31, 2015; therefore, they are not reflected as debt on the balance sheet.

In February 2015, TEP issued and sold $300 million aggregate principal amount of its senior unsecured notes bearing interest at the fixed rate of 3.05% and maturing March 15, 2025. TEP may redeem the notes prior to December 15, 2024, with a make-whole premium plus accrued interest. On or after December 15, 2024, TEP may redeem the notes at par plus accrued interest. Interest on the notes will be payable semi-annually on each March 15 and September 15, beginning September 15, 2015, and at maturity.

In March 2015, TEP used the net proceeds from the sale to repay $215 million of revolving and term loans under its 2014 Credit Agreement and 2010 Credit Agreement. See Credit Agreements below. In April 2015, TEP used the remaining amount to pay a portion of the purchase price for its ownership interests in the Springerville Coal Handling Facilities.

CREDIT AGREEMENTS

2014 Credit Agreement

In March 2015, net proceeds from the sale of senior unsecured notes were used to repay the 2014 Credit Agreement’s $70 million outstanding revolver borrowings and $130 million outstanding term loan. The $130 million term loan portion cannot be reborrowed per the terms of the agreement. See Unsecured Bond Issuances and Redemptions above.

As of March 31, 2015, there was $70 million available under the revolving credit facility of the 2014 Credit Agreement. As of May 4, 2015, TEP had nothing available under the 2014 Credit Agreement revolving credit facility.

2010 Credit Agreement

Interest rates and fees under the 2010 Credit Agreement are based on a pricing grid tied to TEP’s credit ratings. With Moody’s Investors Service, Inc. (Moody’s) increase to TEP’s credit rating in February 2015, the interest rate currently in effect on borrowings decreased to LIBOR plus 1.00% for Eurodollar loans or Alternate Base Rate plus 0.00% for Alternate Base Rate loans. The margin rate currently in effect on the $82 million Letter of Credit (LOC) facility decreased to 1.00%.

In March 2015, net proceeds from the sale of senior unsecured notes were used to repay $15 million of revolver borrowings outstanding. See Unsecured Bond Issuances and Redemptions above.

As of March 31, 2015, there was $200 million available under the revolving credit facility of the 2010 Credit Agreement. As of May 4, 2015, TEP had $142 million available under the 2010 Credit Agreement revolving credit facility.

2010 TEP REIMBURSEMENT AGREEMENT

The 2010 TEP Reimbursement Agreement supports $37 million aggregate principal amount of variable rate tax-exempt bonds and includes fees payable on the aggregate outstanding amount. The rate currently in effect decreased to 0.75% per annum after credit rating upgrade in February 2015.

COVENANT COMPLIANCE

At March 31, 2015, we were in compliance with the terms of our loan and credit agreements.

DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS

Long-term debt matures more than one year from the date of the financial statements. We summarize TEP’s long-term debt in the statements of capitalization.

DEBT ISSUANCES AND REDEMPTIONS

Fixed Rate Notes

In March 2014, TEP issued $150 million of 5.0% unsecured notes due March 2044. TEP may redeem the notes prior to September 2043, with a make-whole premium plus accrued interest. After September 2043, TEP may redeem the notes at par plus accrued interest. TEP used the net proceeds to repay approximately $90 million on the outstanding borrowings under the 2010 Revolving Credit Facility with the remaining proceeds used for general corporate purposes. The unsecured notes contain a limitation on the amount of secured debt that TEP may have outstanding.

In September 2012, TEP issued $150 million of 3.85% unsecured notes due March 2023. TEP may call the debt prior to December 2022, with a make-whole premium plus accrued interest. After December 2022, TEP may call the debt at par plus accrued interest. The unsecured notes contain a limitation on the amount of secured debt that TEP may have outstanding. TEP used the net proceeds to repay approximately $72 million outstanding on the 2010 Revolving Credit Facility with the remaining proceeds used for general corporate purposes.

Tax-Exempt Fixed Rate Bonds

In March 2013, the Industrial Development Authority of Pima County, Arizona issued approximately $91 million aggregate principal amount of unsecured tax-exempt Industrial Development Revenue Bonds (IDRBs) for the benefit of TEP. The bonds bear interest at a fixed rate of 4.0%, mature in September 2029, and may be redeemed at par on or after March 2023. The proceeds from the sale of the bonds were deposited with a trustee to retire approximately $91 million of 6.375% unsecured tax- exempt bonds in April 2013.

Tax-Exempt Variable Rate Bonds and Interest Rate Swap

In November 2013, the Industrial Development Authority of Apache County, Arizona issued $100 million of tax-exempt, variable rate IDRBs for the benefit of TEP, due April 2032. The lender resets the interest rate monthly based on a percentage of an index rate equal to one-month LIBOR plus a bank margin rate. In 2014, the average monthly variable rate was 0.87% and ranged from 0.85% to 0.95%. In 2013, the average monthly variable rate was 0.95%. These bonds are multi-modal bonds, and the initial term is set at five years through November 2018, at which time the bonds will be subject to mandatory tender for purchase. Proceeds were deposited with a trustee to redeem $100 million variable rate bonds in December 2013.

Certain of TEP’s tax-exempt, variable rate bonds are supported by Letter of Credits (LOCs) issued under the 2010 Credit Agreement and TEP Reimbursement Agreement, see below.

The following table shows interest rates (exclusive of LOC and remarketing fees) on TEP’s weekly variable rate bonds, which are reset weekly by its remarketing agents:

	Years Ended December 31,
	2014	2013	2012
Interest Rates on Bonds
Average Interest Rate	0.08%	0.10%	0.17%
Range of Average Weekly Rates	.05% - 0.13%	0.06% - 0.25%	0.06% - 0.26%

In September 2014, an interest rate swap TEP entered into in August 2009, expired. The interest rate swap had the economic effect of converting $50 million of variable rate bonds to a fixed rate of 2.4% from September 2009 to September 2014.

TEP MORTGAGE INDENTURE

Prior to November 2013, the 2010 Credit Agreement and the 2010 TEP Reimbursement Agreement were secured by $423 million in mortgage bonds issued under the 1992 Mortgage. As a result of a credit rating upgrade, in October 2013, TEP canceled $423 million in mortgage bonds and discharged the 1992 Mortgage, which had created a lien on and security interest in substantially all of TEP’s utility plant assets. TEP’s obligations under the 2010 Credit Agreement and the 2010 TEP Reimbursement Agreement are now unsecured.

CREDIT AGREEMENTS

2014 Credit Agreement

In December 2014, TEP entered into an unsecured credit agreement (2014 Credit Agreement). The 2014 Credit Agreement provides for a $130 million term loan commitment and a $70 million revolving credit commitment. Any amounts borrowed under the revolving credit commitment can be used for general corporate purposes. Amounts borrowed under the term loan can only be used to purchase certain tax-exempt bonds in lieu of redemption. All loans made pursuant to the term loan commitment and the revolving credit commitment will be due and payable in November 2015, the termination date of the 2014 Credit Agreement.

In January 2015, amounts borrowed under the term loan commitment were used to purchase $130 million aggregate principal amount of unsecured IDRBs issued in June 2008 for the benefit of TEP. These multi-modal bonds currently bear interest at a fixed rate of 5.750% and mature in September 2029. At December 31, 2014, the bonds are classified as Long-Term Debt on TEP’s balance sheet.

Loans under the 2014 Credit Agreement bear interest at a variable interest rate consisting of a spread over LIBOR or Alternate Base Rate. Alternate Base Rate is equal to the greater of (i) issuing bank’s reference rate, (ii) the federal funds rate plus 1/2 of 1% or (iii) adjusted LIBOR for an interest period of one month plus 0.750%. The interest rate in effect on borrowings is LIBOR plus 0.750% for Eurodollar loans or Alternate Base Rate for Alternate Base Rate loans.

At December 31, 2014, TEP had a $70 million loan balance under the revolving credit facility and no borrowings under the term loan portion of the 2014 Credit Agreement. The revolving loan balance was included in Current Liabilities on TEP’s balance sheets. At December 31, 2014, there was nothing available under the revolving credit facility and $130 million available under the term loan for the 2014 Credit Agreement. As of January 30, 2015, TEP had a $130 million term loan balance outstanding under the 2014 Credit Agreement and a $70 million revolving loan balance.

2010 Credit Agreement

TEP’s core credit facility, which was entered into in 2010 and amended in 2011 (2010 Credit Agreement), has an expiration date of November 2016, and will continue to provide TEP with access to $200 million of revolving credit and $82 million in LOCs supporting variable-rate tax-exempt bonds.

Interest rates and fees under the 2010 Credit Agreement are based on a pricing grid tied to TEP’s credit ratings. The interest rate currently in effect on borrowings is LIBOR plus 1.125% for Eurodollar loans or Alternate Base Rate plus 0.125% for Alternate Base Rate loans. The margin rate currently in effect on the $82 million LOC facility is 1.125%.

At December 31, 2014, TEP had $15 million in borrowings and $1 million outstanding in LOCs issued under the revolving credit facility for the 2010 Credit Agreement. At December 31, 2013, TEP had no borrowings and $1 million outstanding in LOCs issued under the revolving credit facility for the 2010 Credit Agreement. At December 31, 2014, there was $185 million available under the revolving credit facility for the 2010 Credit Agreement. The revolving loan balance was included in Current Liabilities on TEP’s balance sheets. The outstanding LOCs are not shown as liabilities on TEP’s balance sheets. As of January 30, 2015, TEP had $170 million available under the 2010 Credit Agreement revolving credit facility.

2010 TEP REIMBURSEMENT AGREEMENT

A $37 million LOC was issued pursuant to the 2010 TEP Reimbursement Agreement. The LOC supports $37 million aggregate principal amount of variable rate tax-exempt bonds that were issued on behalf of TEP in December 2010. In February 2014, TEP amended the agreement to extend the LOC expiration date from 2014 to 2019. Fees are payable on the aggregate outstanding amount of the LOC at a rate of 1.00% per annum.

COVENANT COMPLIANCE

The 2014 Credit Agreement, 2010 Credit Agreement, 2010 TEP Reimbursement Agreement, 2013 Covenants Agreement, and certain of our long-term debt agreements contain restrictive covenants, including restrictions on additional indebtedness, liens to secure indebtedness, mergers, sales of assets, transactions with affiliates, and restricted payments.

At December 31, 2014, we were in compliance with the terms of our long-term debt, 2014 Credit Agreement, 2010 Credit Agreement, 2013 Covenants Agreement, and the 2010 TEP Reimbursement Agreement.

CAPITAL LEASE OBLIGATIONS

In January 2015, TEP reduced its capital lease obligations through the scheduled purchase payment for Springerville Unit 1 of $43 million and scheduled payments on other leases of $9 million.

Springerville Unit 1 Capital Lease Purchases

The Springerville Unit 1 Leases had an initial term to January 2015, and included a fair market value purchase option at the end of the initial lease term.

In December 2014, TEP purchased a 10.6% leased interest in Springerville Unit 1, representing 41 MW of capacity, for $20 million, the appraised value. Upon purchase, TEP reduced Capital Lease Obligations on its balance sheet for the purchase price. In January 2015, TEP purchased leased interests comprising 24.8% of Springerville Unit 1, representing 96 MW of capacity, for an aggregate purchase price of $46 million, the appraised value.

With the completion of these lease option purchases, TEP owns 49.5% of Springerville Unit 1, or 192 MW of capacity. Furthermore, TEP is obligated to operate the unit for the Third-Party Owners under an existing facility support agreement. The Third-Party Owners are obligated to compensate TEP for their pro rata share of expenses for the unit in the amount of approximately $1.5 million per month and their share of capital expenditures, which are approximately $7 million in 2015. See Note 6 of Notes to Consolidated Financial Statements.

Springerville Coal Handling Facilities Lease Purchase Commitment

In April 2014, TEP notified the owner participants and their lessors that TEP has elected to purchase their undivided ownership interests in the Springerville Coal Handling Facilities at the fixed purchase price of $120 million upon the expiration of the lease term in April 2015. Due to TEP’s purchase commitment, in April 2014, TEP recorded an increase to both Utility Plant Under Capital Leases and Current Obligations Under Capital Leases on its balance sheet in the amount of $109 million, which represented the present value of the total purchase commitment.

Upon TEP’s purchase, SRP is obligated to buy a portion of the Springerville Coal Handling Facilities from TEP for approximately $24 million, and Tri-State is obligated to either 1) buy a portion of the facilities for approximately $24 million or 2) continue to make payments to TEP for the use of the facilities. No amounts have been recorded for these commitments from SRP and Tri-State at December 31, 2014.

Springerville Common Facilities Leases

The Springerville Common Facilities Leases have an initial term to December 2017 for one lease and January 2021 for the other two leases, subject to optional renewal periods of two or more years through 2025. Instead of extending the leases, TEP may exercise a fixed-price purchase provision. The fixed prices for the acquisition of the common facilities are $38 million in 2017 and $68 million in 2021.

TEP agreed with Tri-State, the lessee of Springerville Unit 3, and SRP, the owner of Springerville Unit 4, that if the Springerville Coal Handling Facilities and Common Facilities Leases are not renewed, TEP will exercise the purchase options under these contracts. SRP will then be obligated to buy a portion of these facilities and Tri-State will then be obligated to either: buy a portion of these facilities; or continue making payments to TEP for the use of these facilities.

Lease Debt and Equity

Investments in Springerville Lease Debt and Equity

In January 2013, TEP received the final maturity payment of $9 million on the investment in Springerville Unit 1 lease debt. TEP also held an undivided equity ownership interest in the Springerville Unit 1 Leases totaling $36 million at December 31, 2013. At December 31, 2014, $36 million was transferred from Lease Equity Investment to Plant in Service on TEP’s balance sheet.

Interest Rate Swap—Springerville Common Facilities Lease Debt

TEP’s interest rate swap hedges the floating interest rate risk associated with the Springerville Common Facilities lease debt. Interest on the lease debt is payable at six-month LIBOR plus a credit spread. The applicable spread was 1.75% at December 31, 2014 and December 31, 2013.

The swap has the effect of fixing the interest rates on the amortizing principal balances as follows:

	Fixed Rate	LIBOR Spread
Lease Debt Outstanding at December 31, 2014
Notional Amount $32 million - Effective Date June 2006	5.77%	1.75%

TEP recorded the interest rate swap as a cash flow hedge for financial reporting purposes. See Note 10 of Notes to Consolidated Financial Statements.

DEBT MATURITIES

Long-term debt, including term loan payments, revolving credit facilities classified as long-term, and capital lease obligations mature on the following dates:

	Long-Term Debt Maturities (1)	Capital Lease Obligations	Total
	Millions of Dollars
2015	$—	$188	$188
2016	79	16	95
2017	—	18	18
2018	100	11	111
2019	37	12	49
Total 2015 - 2019	216	245	461
Thereafter	1,159	18	1,177
Less: Imputed Interest	—	(20)	(20)

Total	$1,375	$243	$1,618

(1)	$115 million of TEP’s variable rate bonds are backed by LOCs issued pursuant to the 2010 Credit Agreement, which expires in November 2016, and the TEP 2010 Reimbursement Agreement, which expires in December 2019. Although the variable rate bonds mature between 2022 and 2032, the above table reflects a redemption or repurchase of such bonds in 2016 and 2019 as though the LOCs terminate without replacement upon expiration of the 2010 Credit Agreement and the 2010 Reimbursement Agreement. TEP’s 2013 tax-exempt variable rate IDRBs, which have an aggregate principal amount of $100 million and mature in 2032, are subject to mandatory tender for purchase in 2018. The repayment of TEP Unsecured Notes is not reduced by the remaining $2 million original issue discount.